Concentration of Credit Risk (Tables)	9 Months Ended
Sep. 30, 2016
Risks and Uncertainties [Abstract]
Schedule of Concentration of Sales and Accounts Receivable

The following represents customers that accounted for 10% or more of total revenue during the years ended December 31, 2014 and 2015 and the three and nine months ended September 30, 2015 and 2016 (unaudited) and customers that accounted for 10% or more of total trade accounts receivable at December 31, 2014 and 2015 and September 30, 2015 and 2016 (unaudited).

	Years Ended December 31,		Three Months Ended September 30,		Nine Months Ended September 30
	2014	2015	2015	2016	2015	2016
			(unaudited)		(unaudited)
Percentage of net revenue
Customer A	29%	15%	27%	30%	22%	31%
Customer B	11	28	14	20	15	18
Customer C	9	12	13	7	13	6

	Years Ended December 31,		Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2015	2015	2016	2015	2016
			(unaudited)		(unaudited)
Percentage of gross trade accounts receivable
Customer A	12%	12%	19%	25%	17%	24%
Customer B	12	23	10	12	13	13
Customer C	—	—	11	3	8	4

Schedule of Revenue by Geographic area

Net revenue by geographic area are as follows. Revenue is attributed by geographic location based on the bill-to location of the Company’s customers.

	Years Ended December 31,		Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2015	2015	2016	2015	2016
			(unaudited)		(unaudited)
Percentage of net revenue
China	68%	65%	60%	69%	62%	72%
Other Asia	15	21	27	14	23	12
North America	11	8	7	12	8	11
Europe	6	6	6	5	7	5